Commitments and Contingencies (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Commitments and Contingencies (Details) [Line Items]
Percentage of royalty payment	3.00%	3.00%
Maximum percentage of grants provided for royalties payment	100.00%	100.00%
Royalty [Member]
Commitments and Contingencies (Details) [Line Items]
Current contingent royalty obligation	$ 1,250	$ 1,230	$ 1,180